                                  UAM Funds
                                  Funds for the Informed Investor(SM)

Analytic Funds
Semi-Annual Report                                           June 30, 2000


                                                              [LOGO OF UAM]

UAM FUNDS                                                ANALYTIC FUNDS
                                                         June 30, 2000
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    2

Portfolios of Investments
   Defensive Equity ......................................................    5
   Enhanced Equity .......................................................   12
   Master Fixed Income ...................................................   18
   Short-Term Government .................................................   20
   International .........................................................   22

Statements of Assets and Liabilities .....................................   28

Statements of Operations .................................................   30

Statements of Changes in Net Assets ......................................   32

Financial Highlights
   Defensive Equity ......................................................   34
   Enhanced Equity .......................................................   35
   Master Fixed Income ...................................................   36
   Short-Term Government .................................................   37
   International .........................................................   38

Notes to Financial Statements ............................................   39

--------------------------------------------------------------------------------

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
June 30, 2000
Dear Fellow Shareholders:

We are pleased to send you The UAM Analytic Funds Semi-Annual report for the six-months ended June 30, 2000. We appreciate your loyalty and continuing support.

Subsequent to the dramatic technology sell-off in late March and early April, we have seen investor preferences shift frequently between value and growth as the U.S. equity market lacks any dominant investment theme. A heightened degree of uncertainty surrounds the U.S. market as investors take a "wait and see" attitude regarding the implications of successive Federal Reserve interest rate hikes. As new economic data continues to arrive and investor uncertainty decreases, we expect to see a higher level of consistency in investor preferences for particular types of securities.

During the first six months of 2000, the S&P 500 returned a lackluster -0.43%, while the NASDAQ 100 returned 1.95%, reversing the more than 18% gains high-growth technology companies earned in the first quarter. The S&P/BARRA Growth and Value indices have shown similar divergent behavior during this year. We typically see such "style shifts" when investors decipher new economic data, looking for clarity on the direction of the U.S. economy. Because our model relies on a certain degree of persistency in equity markets, we have found it somewhat challenging in recent months to add value over the benchmark.

Risk levels, which soared throughout the first quarter, are still high but have begun to return to more reasonable levels. Although the market's desire to reward particular factors has been somewhat inconsistent lately, the broad diversification and sector neutrality of your portfolio helped maintain returns that are broadly similar to the S&P 500 index. As a result of this challenging investment environment, our two US equity mutual funds suffered as both funds moderately lagged the S&P 500. The UAM Analytic Enhanced Equity Fund returned -2.07%, trailing the 1.27% return for the average Lipper Large Cap Core Fund, while the UAM Analytic Defensive Equity Fund returned -3.20%, versus -1.90% for the average Lipper Equity Income Fund.

Global equity markets moved broadly lower over the first half of the year, led by second quarter weakness in telecommunication and internet companies. These shares fell back from their highs in the first part of the period as the unbounded optimism surrounding their future prospects faltered on rising inflationary risks and concerns about the costs of third-generation wireless licenses. Against this backdrop, the UAM Analytic International Equity Fund turned in a strong relative performance for the first six-months of 2000, returning 0.00% versus -4.06% for the Morgan Stanley Capital International EAFE Index. Similarly, the fund outperformed its peer group, the Lipper International Fund Average, which returned -4.56% for the period. Fund performance was helped by positions in the telecommunication hardware companies such as Nokia, Ericsson, and Nortel which were all able to post double-digit returns over the period.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

The first half of 2000 saw a continuation of the Federal Open Market Committee's policy to slow the economy and curb inflation by raising interest rates. During this period, the FOMC raised the Federal Funds Rate nearly 2% to 7%. As a result, credit spreads widened as investors rushed to high quality issues.

The broader bond markets, as measured by the Lehman Brothers Government/ Corporate Bond Index (LBGC), returned 4.16% for the six-month period ending 6/30/2000. Within this index, the Treasury bond sector performed the best, returning 5.33%. The next best performer was the Agency sector, returning 3.35%. The Credit (corporate) sector was the least impressive, returning 2.22%.

The performance of the UAM Analytic Master Fixed Income Fund returned 5.34% over this period, outperforming both the LBGC Index return of 4.16% and the Lipper Intermediate Investment Grade Universe return of 3.06%. The Master Fixed Income Fund performance can be attributed to our proprietary volatility forecasting model which helped us purchase securities at attractive prices relative to the general market.

The performance of the UAM Analytic Short-Term Government Fund returned 3.52% over this period, outperforming both the Merrill Lynch 1-3 Year Treasury Index return of 2.99% and the Lipper Short-Term US Government Universe return of 2.98%. The Short-Term Government Fund performance can be attributed primarily to security selection.

We thank you for your continued interest and support in the UAM Analytic Funds.

Sincerely,

     /s/ Harindra de Silva, Ph.D, CFA                /s/ Greg McMurran
     Harindra de Silva, Ph.D, CFA                    Greg McMurran
     President/Co-Portfolio Manager                  Chief Investment Officer

/s/ Dennis Bein, CFA            /s/ Steven Sapra         /s/ Scott Barker, CFA
Dennis Bein, CFA                Steven Sapra             Scott Barker, CFA
Portfolio Manager               Portfolio Manager        Portfolio Manager

     /s/ Robert Murdock, Ph.D.                       /s/ Doug Savarese
     Robert Murdock, Ph.D.                           Doug Savarese
     Portfolio Manager                               Portfolio Manager

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends. There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by individual investors.

                     Definition of the Comparative Indices
                     -------------------------------------

Blended S&P 500 Index/Lehman Government/Corporate Bond Index is a customized index which consists of 60% S&P 500 Index and 40% Lehman Government/Corporate Bond Index.

Lehman Government/Corporate Bond Index is an unmanaged fixed income market value-weighted index of U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others.

Lipper Mutual Fund Averages are equally-weighted benchmarks composed of mutual funds with similar objectives.

Merrill Lynch 1-3 Year Treasury Index is an unmanaged index composed of U.S. treasury securities with an outstanding par value of at least $25 million, a fixed coupon greater than 4.25% and a maturity ranging between one to three years.

Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.


    The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.


      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       Defensive Equity Fund
                                                       June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 96.0%

                                                       Shares         Value
                                                       ------         -----
Banks -- 7.0%
   Bank of America+ ...............................    21,192       $  911,256
   Chase Manhattan Bank+ ..........................    16,221          747,180
   Citigroup+ .....................................    24,238        1,460,339
   FleetBoston Financial+ .........................     3,354          114,036
   J.P. Morgan+ ...................................       273           30,064
   National City+ .................................    20,753          354,098
   SunTrust+ ......................................     9,954          454,773
                                                                    ----------
                                                                     4,071,746
                                                                    ----------
Chemicals -- 2.7%
   Eastman Chemical+ ..............................    12,566          600,026
   Minnesota Mining & Manufacturing ...............     8,456          697,620
   Occidental Petroleum+ ..........................    13,457          283,438
                                                                    ----------
                                                                     1,581,084
                                                                    ----------
Computer Hardware -- 9.6%
   Agilent Technologies*+ .........................     2,157          159,079
   Cisco Systems*+ ................................    36,333        2,309,416
   EMC*+ ..........................................    13,048        1,003,880
   Hewlett Packard+ ...............................     7,948          992,506
   Network Appliance*+ ............................     4,144          333,592
   Sun Microsystems*+ .............................     8,692          790,429
                                                                    ----------
                                                                     5,588,902
                                                                    ----------
Computer Software -- 6.2%
   Microsoft*+ ....................................    22,239        1,779,120
   Oracle Systems*+ ...............................    16,653        1,399,893
   Siebel Systems*+ ...............................     1,412          230,950
   Veritas Software*+ .............................     1,841          208,062
                                                                    ----------
                                                                     3,618,025
                                                                    ----------
Construction -- 0.1%
   Centex .........................................     1,814           42,629
                                                                    ----------

     The accompanying notes are an integral part of financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       Defensive Equity Fund
                                                       June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS -- continued

                                                       Shares          Value
                                                       ------          -----
Defense and Aerospace -- 1.5%
   Boeing+ ........................................    19,007       $  794,730
   TRW+ ...........................................     1,804           78,249
                                                                    ----------
                                                                       872,979
                                                                    ----------
Department Stores -- 2.2%
   Federated Department Stores*+ ..................     5,503          185,726
   Target+ ........................................    10,452          606,216
   Wal-Mart Stores+ ...............................     7,998          460,885
                                                                    ----------
                                                                     1,252,827
                                                                    ----------
Electric Utilities -- 0.8%
   Ameren+ ........................................    13,275          448,031
                                                                    ----------
Electrical Equipment -- 6.0%
   ADC Telecommunications*+ .......................     4,954          415,517
   Danaher+ .......................................    11,177          552,563
   Eaton+ .........................................     2,233          149,611
   KLA-Tencor*+ ...................................       955           55,927
   Lucent Technologies+ ...........................     2,752          163,056
   Molex+ .........................................       362           17,421
   Motorola+ ......................................    11,808          343,170
   Nortel Networks+ ...............................    19,105        1,303,916
   Scientific-Atlanta+ ............................     2,785          207,482
   Teradyne*+ .....................................     3,951          290,399
                                                                    ----------
                                                                     3,499,062
                                                                    ----------
Energy Resources -- 4.2%
   Amerada Hess+ ..................................    11,026          680,855
   Chevron+ .......................................    10,253          869,583
   Exxon Mobil+ ...................................     9,337          732,954
   Kerr-McGee+ ....................................     2,265          133,493
                                                                    ----------
                                                                     2,416,885
                                                                    ----------
Environmental Services -- 0.1%
   Waste Management+ ..............................     2,564           48,716
                                                                    ----------

     The accompanying notes are an integral part of financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS -- continued

                                                       Shares          Value
                                                       ------          -----

FINANCIAL SERVICES -- 7.3%
   Associates First Capital .......................    10,268       $  229,105
   Federal National Mortgage Association+ .........    15,254          796,068
   General Electric+ ..............................    59,408        3,148,624
   MBNA+ ..........................................     2,257           61,221
                                                                    ----------
                                                                     4,235,018
                                                                    ----------
FOOD & BEVERAGES -- 2.3%
   Coca-Cola+ .....................................     4,031          231,531
   SYSCO+ .........................................     9,410          396,396
   WM. Wrigley+ ...................................     8,868          711,103
                                                                    ----------
                                                                     1,339,030
                                                                    ----------
GAS UTILITIES -- 0.5%
   Peoples Energy+ ................................     9,044          292,800
                                                                    ----------
GOLD -- 0.3%
   Freeport-McMoran Copper & Gold, Cl B+ ..........    16,158          149,461
                                                                    ----------
HOME PRODUCTS -- 2.4%
   Clorox+ ........................................    13,286          595,379
   Colgate-Palmolive+ .............................    12,903          772,567
                                                                    ----------
                                                                     1,367,946
                                                                    ----------
HOTELS -- 0.0%
   Harrah's Entertainment*+ .......................     1,115           23,345
                                                                    ----------
INDUSTRIAL PARTS -- 1.2%
   Parker-Hannifin+ ...............................     4,547          155,735
   Timken+ ........................................     1,726           32,147
   United Technologies+ ...........................     9,060          533,407
                                                                    ----------
                                                                       721,289
                                                                    ----------
INFORMATION SERVICES -- 3.3%
   America Online*+ ...............................     9,952          524,968
   Automatic Data Processing+ .....................    14,905          798,349
   Paychex+ .......................................    11,506          483,252
   Young & Rubicam+ ...............................     1,997          114,203
                                                                    ----------
                                                                     1,920,772
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS -- continued

                                                       Shares          Value
                                                       ------          -----

INVESTMENT SERVICES -- 0.1%
   T Rowe Price & Associates+ .....................       957       $   40,673
                                                                    ----------
LEISURE & LUXURY -- 1.1%
   Harley-Davidson+ ...............................    11,195          431,008
   Sabre Holdings*+ ...............................     8,147          232,190
                                                                    ----------
                                                                       663,198
                                                                    ----------
LIFE INSURANCE -- 1.0%
   Aflac ..........................................     1,388           63,761
   Torchmark+ .....................................    21,773          537,521
                                                                    ----------
                                                                       601,282
                                                                    ----------
MEDIA -- 1.6%
   Time Warner+ ...................................     5,729          435,404
   Walt Disney+ ...................................    12,861          499,168
                                                                    ----------
                                                                       934,572
                                                                    ----------
MEDICAL PRODUCTS -- 5.6%
   Abbott Laboratories+ ...........................    22,089          984,341
   Johnson & Johnson+ .............................    13,684        1,394,057
   Mallinckrodt+ ..................................     1,405           61,030
   Medtronic+ .....................................    16,262          810,051
                                                                    ----------
                                                                     3,249,479
                                                                    ----------
MEDICAL PROVIDERS -- 0.2%
   Healthsouth Rehabilitation*+ ...................    12,259           88,112
                                                                    ----------
MISCELLANEOUS MINING -- 0.2%
   Owens-Illinois*+ ...............................    11,697          136,709
                                                                    ----------
OIL REFINING -- 0.8%
   USX-Marathon Group+ ............................    18,439          462,127
                                                                    ----------
PHARMACEUTICALS -- 5.9%
   Bristol-Myers Squibb+ ..........................    19,352        1,127,254
   Medimmune*+ ....................................       395           29,230
   Merck+ .........................................    19,161        1,468,212
   Pfizer+ ........................................    16,064          771,060
                                                                    ----------
                                                                     3,395,756
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS -- continued

                                                       Shares          Value
                                                       ------          -----

PROPERTY INSURANCE -- 2.2%
   American International Group+ ..................     4,916       $  577,630
   Loews+ .........................................     6,007          360,420
   MGIC Investment+ ...............................     7,118          323,869
                                                                    ----------
                                                                     1,261,919
                                                                    ----------
PUBLISHING -- 1.2%
   Deluxe+ ........................................     3,142           74,033
   Dow Jones+ .....................................       303           22,195
   New York Times, Cl A+ ..........................    15,122          597,319
                                                                    ----------
                                                                       693,547
                                                                    ----------
RAILROADS -- 1.2%
   Kansas City Southern Industries+ ...............     3,923          347,921
   Union Pacific+ .................................     9,077          337,551
                                                                    ----------
                                                                       685,472
                                                                    ----------
SEMICONDUCTORS -- 6.6%
   Advanced Micro Devices*+ .......................     3,242          250,445
   Analog Devices*+ ...............................     4,288          325,888
   Intel ..........................................    18,126        2,423,220
   Texas Instruments+ .............................    12,194          837,575
                                                                    ----------
                                                                     3,837,128
                                                                    ----------
SPECIALTY RETAIL -- 2.9%
   Circuit City Stores+ ...........................     1,402           46,529
   Dollar General+ ................................    25,708          501,306
   Home Depot+ ....................................    21,243        1,060,822
   Lowe's+ ........................................     2,166           88,941
                                                                    ----------
                                                                     1,697,598
                                                                    ----------
TELEPHONE -- 5.9%
   AT&T+ ..........................................    29,035          918,248
   Bell Atlantic ..................................     6,315          320,881
   BellSouth+ .....................................    21,617          921,425
   Qualcomm* ......................................     7,806          468,360
   Sprint+ ........................................     4,108          209,508
   Worldcom*+ .....................................    13,276          609,037
                                                                    ----------
                                                                     3,447,459
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued

                                                                             Shares/
                                                                           Face Amount     Value
                                                                           -----------     -----
THRIFT & LOAN -- 0.4%
   Golden West Financial+ ..........................................          5,142     $   209,858
                                                                                        -----------
TOBACCO -- 1.0%
   Philip Morris+ ..................................................         22,208         589,900
                                                                                        -----------
WIRELESS TECHNOLOGY -- 0.4%
   Sprint PCS Group*+ ..............................................          3,513         209,024
                                                                                        -----------
   TOTAL COMMON STOCKS
      (Cost $51,429,467) ...........................................                     55,694,360
                                                                                        -----------
 U.S. TREASURY OBLIGATION -- 0.7%

   United States Treasury Bill (B) (C)
      5.820%, 09/14/00 (Cost $385,290) .............................    $   390,000         385,515
                                                                                        -----------
 SHORT-TERM INVESTMENT -- 3.8%

 REPURCHASE AGREEMENT -- 3.8%
   Morgan Treasury 6.30%, dated 06/30/00, matures 07/03/00,
      repurchase price $2,199,038, (collateralized by U.S.
      Government Agency Instruments: total market
      value $2,249,357) (Cost $2,198,653) (A) ......................      2,198,653       2,198,653
                                                                                        -----------
   TOTAL INVESTMENTS -- 100.5%
      (Cost $54,013,410) (D) .......................................                     58,278,528
                                                                                        -----------
 INDEX OPTIONS WRITTEN --(1.0%)

                                                                          Contracts
                                                                          ---------

   S&P 100 Index July 2000, 740 Call ...............................            (20)        (88,000)
   S&P 100 Index July 2000, 795 Call ...............................            (50)        (56,250)
   S&P 100 Index July 2000, 800 Call ...............................            (25)        (22,500)
   S&P 100 Index July 2000, 810 Call ...............................            (50)        (28,125)
   S&P 100 Index August 2000, 780 Call .............................            (25)        (65,000)
   S&P 500 Index July 2000, 1450 Call ..............................            (25)        (67,500)
   S&P 500 Index July 2000, 1475 Call ..............................            (50)        (76,250)
   S&P 500 Index July 2000, 1500 Call ..............................            (30)        (22,500)
   S&P 500 Index July 2000, 1525 Call ..............................            (25)         (7,500)
   S&P 500 Index July 2000, 1530 Call ..............................            (25)         (6,250)


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX OPTIONS -- continued

                                                     Contracts       Value
                                                     ---------       -----

S&P 500 Index July 2000, 1575 Call ................      (50)    $    (1,875)
S&P 500 Index July 2000, 1600 Call ................      (25)           (625)
S&P 500 Index August 2000, 1425 Call ..............      (10)        (55,000)
S&P 500 Index August 2000, 1450 Call ..............      (25)        (98,750)
                                                                 -----------
TOTAL INDEX OPTIONS
   (Premiums received ($974,287)) .................                 (596,125)
                                                                 -----------
OTHER ASSETS AND LIABILITIES, NET -- 0.5% .........                  330,924
                                                                 -----------
TOTAL NET ASSETS -- 100.0% ........................               58,013,327
                                                                 ===========

+    Security has been pledged as collateral for open written option contracts.
*    Non-Income Producing Security
Cl   Class
(A)  Tri-Party Repurchase Agreement
(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.
(C)  Security has been pledged as collateral for open future positions.
(D) The cost for federal income tax purposes was $54,013,410. At June 30, 2000, net unrealized appreciation for all securities based on tax cost was $4,265,118. This consisted of aggregate gross unrealized appreciation for all securities of $7,373,200 and aggregate gross unrealized depreciation for all securities of $3,108,082.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 95.5%

                                                       Shares         Value
                                                       ------         -----
APPAREL & TEXTILES -- 0.7%
   Liz Claiborne ..................................     1,547      $    54,532
   Springs Industries, Cl A .......................    32,332        1,034,624
                                                                   -----------
                                                                     1,089,156
                                                                   -----------
BANKS -- 7.2%
   Bank of America ................................    31,431        1,351,533
   Chase Manhattan Bank ...........................    39,639        1,825,871
   Citigroup ......................................    59,864        3,606,806
   FleetBoston Financial ..........................    32,810        1,115,540
   J.P. Morgan ....................................     5,695          627,162
   National City Corp .............................    84,314        1,438,608
   SunTrust .......................................    12,869          587,952
                                                                   -----------
                                                                    10,553,472
                                                                   -----------
CHEMICAL -- 2.7%
   Eastman Chemical ...............................    31,519        1,505,032
   Minnesota Mining & Manufacturing ...............    19,154        1,580,205
   Occidental Petroleum ...........................    41,353          870,998
                                                                   -----------
                                                                     3,956,235
                                                                   -----------
COMPUTER HARDWARE -- 9.3%
   Agilent Technologies* ..........................     6,681          492,724
   Cisco Systems* .................................    94,758        6,023,055
   EMC* ...........................................    37,596        2,892,542
   Hewlett Packard ................................    17,519        2,187,685
   Network Appliance* .............................     6,880          553,840
   Sun Microsystems* ..............................    17,942        1,631,601
                                                                   -----------
                                                                    13,781,447
                                                                   -----------
COMPUTER SOFTWARE -- 6.0%
   Microsoft* .....................................    53,217        4,257,360
   Oracle Systems* ................................    42,845        3,601,658
   Siebel Systems* ................................     2,610          426,898
   Veritas Software* ..............................     4,411          498,512
                                                                   -----------
                                                                     8,784,428
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- continued
                                                       Shares         Value
                                                       ------         -----
CONSTRUCTION -- 0.1%
   Centex .........................................     6,349       $  149,201
                                                                    ----------
DEFENSE AND AEROSPACE -- 1.5%
   Boeing .........................................    48,564        2,030,582
   TRW ............................................     5,598          242,813
                                                                    ----------
                                                                     2,273,395
                                                                    ----------
DEPARTMENT STORES -- 2.2%
   Federated Department Stores* ...................    13,366          451,103
   Target .........................................    25,541        1,481,378
   Wal-Mart Stores ................................    22,863        1,317,480
                                                                    ----------
                                                                     3,249,961
                                                                    ----------
ELECTRIC UTILITIES -- 0.3%
   Ameren .........................................    15,044          507,735
                                                                    ----------
ELECTRICAL EQUIPMENT -- 6.2%
   ADC Telecommunications* ........................    14,104        1,182,973
   Danaher ........................................    22,067        1,090,937
   Eaton ..........................................     4,325          289,775
   KLA-Tencor* ....................................     8,832          517,224
   Lucent Technologies ............................     6,734          398,989
   Molex ..........................................     1,376           66,220
   Motorola .......................................    30,306          880,768
   Nortel Networks ................................    52,498        3,582,989
   Scientific-Atlanta .............................     4,906          365,497
   Teradyne* ......................................     9,654          709,569
                                                                    ----------
                                                                     9,084,941
                                                                    ----------
ENERGY RESOURCES -- 4.1%
   Amerada Hess ...................................    29,342        1,811,869
   Chevron ........................................    24,845        2,107,167
   Exxon Mobil ....................................    25,390        1,993,115
   Kerr-McGee .....................................     1,709          100,724
                                                                    ----------
                                                                     6,012,875
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- continued
                                                       Shares          Value
                                                       ------          -----

FINANCIAL SERVICES -- 6.6%
   American Express ...............................    40,434       $2,107,622
   General Electric ...............................   145,169        7,693,957
                                                                    ----------
                                                                     9,801,579
                                                                    ----------
FOOD & BEVERAGES -- 2.2%
   Coca-Cola ......................................    10,078          578,855
   PepsiCo ........................................     4,675          207,745
   SYSCO ..........................................    32,182        1,355,667
   W M. Wrigley ...................................    13,322        1,068,258
                                                                    ----------
                                                                     3,210,525
                                                                    ----------
FOREST PRODUCTS -- 0.1%
   Westvaco .......................................     3,443           85,429
                                                                    ----------
GAS UTILITIES -- 0.5%
   Peoples Energy .................................    22,610          731,999
                                                                    ----------
GOLD -- 0.2%
   Freeport-McMoran Copper & Gold, Cl B ...........    32,145          297,341
                                                                    ----------
GROCERY RETAILING -- 0.2%
   Safeway* .......................................     5,768          260,281
                                                                    ----------
HOME PRODUCTS -- 1.4%
   Colgate-Palmolive ..............................    34,792        2,083,171
                                                                    ----------
HOTELS -- 0.6%
   Harrah's Entertainment* ........................    42,064          880,715
                                                                    ----------
INDUSTRIAL PARTS -- 1.2%
   Parker-Hannifin ................................    10,674          365,584
   Timken .........................................     6,040          112,495
   United Technologies ............................    22,771        1,340,643
                                                                    ----------
                                                                     1,818,722
                                                                    ----------
INFORMATION SERVICES -- 3.4%
   America Online* ................................    25,565        1,348,554
   Automatic Data Processing ......................    36,422        1,950,853
   Paychex ........................................    31,147        1,308,174
   Young & Rubicam ................................     5,814          332,488
                                                                    ----------
                                                                     4,940,069
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- continued
                                                       Shares         Value
                                                       ------         -----
INVESTMENT SERVICES -- 0.1%
   T Rowe Price & Associates ......................     4,202      $   178,585
                                                                   -----------
LEISURE & LUXURY -- 1.0%
   Harley-Davidson ................................    27,988        1,077,538
   Sabre Holdings* ................................    16,324          465,234
                                                                   -----------
                                                                     1,542,772
                                                                   -----------
LIFE INSURANCE -- 1.1%
   Aflac ..........................................     4,756          218,479
   Jefferson-Pilot ................................       758           42,780
   Torchmark ......................................    53,204        1,313,474
                                                                   -----------
                                                                     1,574,733
                                                                   -----------
MEDIA -- 2.1%
   Time Warner ....................................    14,735        1,119,860
   Walt Disney ....................................    51,565        2,001,367
                                                                   -----------
                                                                     3,121,227
                                                                   -----------
MEDICAL PRODUCTS -- 4.6%
   Abbott Laboratories ............................    17,572          783,052
   Johnson & Johnson ..............................    36,087        3,676,363
   Mallinckrodt ...................................     8,011          347,978
   Medtronic ......................................    40,088        1,996,884
                                                                   -----------
                                                                     6,804,277
                                                                   -----------
MEDICAL PROVIDERS -- 0.4%
   Healthsouth Rehabilitation* ....................    78,623          565,103
                                                                   -----------
MISCELLANEOUS MINING -- 0.3%
   Owens-Illinois* ................................    35,815          418,588
                                                                   -----------
OIL REFINING -- 0.8%
   USX-Marathon Group .............................    48,655        1,219,416
                                                                   -----------
PHARMACEUTICALS -- 7.0%
   Bristol-Myers Squibb ...........................    51,731        3,013,331
   Merck ..........................................    50,417        3,863,203
   Pfizer .........................................    70,627        3,390,096
                                                                   -----------
                                                                    10,266,630
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS -- continued
                                                       Shares         Value
                                                       ------         -----
PROPERTY INSURANCE -- 2.7%
   American International Group ...................    20,565       $2,416,388
   Cincinnati Financial ...........................     4,374          137,508
   Loew's .........................................    11,462          687,720
   MGIC Investment ................................    15,348          698,334
                                                                    ----------
                                                                     3,939,950
                                                                    ----------
PUBLISHING -- 1.2%
   Deluxe .........................................     5,915          139,372
   Dow Jones ......................................     1,030           75,447
   New York Times, Cl A ...........................    40,129        1,585,096
                                                                    ----------
                                                                     1,799,915
                                                                    ----------
RAILROADS -- 0.9%
   Kansas City Southern Industries ................     9,397          833,396
   Union Pacific ..................................    14,599          542,900
                                                                    ----------
                                                                     1,376,296
                                                                    ----------
SEMICONDUCTORS -- 6.5%
   Analog Devices* ................................     7,525          571,900
   Advanced Micro Devices* ........................     8,105          626,111
   Intel ..........................................    47,106        6,297,483
   Texas Instruments ..............................    29,797        2,046,681
                                                                    ----------
                                                                     9,542,175
                                                                    ----------
SPECIALTY RETAIL -- 2.8%
   Circuit City Stores ............................     3,655          121,300
   Dollar General .................................    62,820        1,224,990
   Home Depot .....................................    51,908        2,592,156
   Lowe's .........................................     4,658          191,269
                                                                    ----------
                                                                     4,129,715
                                                                    ----------
TELEPHONE -- 5.8%
   AT&T ...........................................    80,181        2,535,737
   Bell Atlantic ..................................    17,764          902,633
   BellSouth ......................................    44,314        1,888,884
   Qualcomm* ......................................    20,242        1,214,520
   Sprint .........................................    10,034          511,734
   Worldcom* ......................................    32,728        1,501,397
                                                                    ----------
                                                                     8,554,905
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCKS--continued

                                                                               Shares/
                                                                            Face Amount         Value
                                                                            -----------     ------------
THRIFT & LOAN -- 0.2%
   Golden West Financial...........................................             8,778       $    358,252
                                                                                            ------------
TOBACCO -- 0.9%
   Philip Morris ..................................................            52,209          1,386,802
                                                                                            ------------
WIRELESS TECHNOLOGY -- 0.4%
   Sprint PCS Group* ..............................................             9,903            589,229
                                                                                            ------------
   TOTAL COMMON STOCKS
      (Cost $133,741,976) .........................................                          140,921,247
                                                                                            ------------
 U.S. TREASURY OBLIGATION -- 0.5%

   United States Treasury Bill (B) (C)
      5.820%, 09/14/00 (Cost $661,885) ............................      $    670,000            662,295
                                                                                            ------------
 SHORT-TERM INVESTMENT -- 3.1%

 REPURCHASE AGREEMENT -- 3.1%
   Morgan Agency 6.75%, dated 06/30/00, matures 07/03/00,
      repurchase price $4,642,080, (collateralized by U.S.
      Government Agency Instruments: total market
      value $4,734,557) (Cost $4,641,210) (A) .....................         4,641,210          4,641,210
                                                                                            ------------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $139,045,071) (D) .....................................                          146,224,752
                                                                                            ------------
   OTHER ASSETS AND LIABILITIES, NET -- 0.9% ......................                            1,288,657
                                                                                            ------------
   TOTAL NET ASSETS -- 100.0% .....................................                         $147,513,409
                                                                                            ------------

*    Non-Income Producing Security
Cl   Class
(A)  Tri-Party Repurchase Agreement
(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.
(C)  Security has been pledged as collateral for open future positions.
(D) The cost for federal income tax purposes was $139,045,071. At June 30, 2000, net unrealized appreciation for all securities based on tax cost was $7,179,681. This consisted of aggregate gross unrealized appreciation for all securities of $14,867,081 and aggregate gross unrealized depreciation for all securities of $7,687,400.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       MASTER FIXED INCOME FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.4%

                                                       Contracts/
                                                      Face Amount       Value
                                                      -----------       -----
   FEDERAL HOME LOAN BANK
      7.125%, 02/15/05 ............................    $  200,000    $  200,692
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
      6.640%, 07/02/07 ............................       470,000       457,202
                                                                     ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $711,304) .............................                     657,894
                                                                     ----------
 U.S. TREASURY OBLIGATIONS -- 84.4%
   U.S. Treasury Bills
      5.820%, 09/14/00 (B) ........................        40,000        39,540
      5.770%, 12/07/00 (B) (C)+ ...................     1,503,000     1,464,057
   U.S. Treasury Bonds
     12.375%, 05/15/04 ............................       310,000       373,259
     11.250%, 02/15/15 ............................        75,000       110,390
      9.000%, 11/15/18 ............................        75,000        97,219
      8.875%, 02/15/19 ............................       150,000       192,656
      8.125%, 08/15/19 ............................       300,000       361,875
   U.S. Treasury Notes
      6.625%, 03/31/02 ............................       400,000       400,748
      6.250%, 08/31/02 ............................       100,000        99,625
      5.750%, 10/31/02 ............................       100,000        98,531
     10.750%, 02/15/03 ............................       100,000       110,250
      7.500%, 02/15/05 ............................       100,000       104,875
      6.250%, 02/15/07 ............................       200,000       200,186
      5.625%, 05/15/08 ............................       200,000       192,874
                                                                     ----------
   Total U.S. Treasury Obligations
      (Cost $3,920,471) ...........................                   3,846,085
                                                                     ----------
 INDEXOPTION -- (0.0%)
   S&P 100 Index July 2000, 730 Puts (Cost $1,770)              5           656
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               ANALYTIC FUNDS
                                                        MASTER FIXED INCOME FUND
                                                       JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     SHORT-TERM INVESTMENT -- 0.5%

                                                                         Face
                                                                        Amount           Value
                                                                        ------           -----
REPURCHASE AGREEMENT -- 0.5%
   Morgan Treasury 6.25%, dated 06/30/99, matures 07/03/00,
      repurchase price $23,251 (collateralized by U.S. ..........
      Government Agency Instruments: total market
      value $23,783 (Cost $23,247) (A) ..........................    $    23,247      $    23,247
                                                                                      -----------
   TOTAL INVESTMENTS -- 99.3%
      (Cost $4,656,792) (D) .....................................                       4,527,882
                                                                                      -----------
 INDEX OPTIONS WRITTEN -- (0.2%)
   Biotechnology Index July 2000, 560 Puts ......................             (3)          (3,525)
   Phlx Kbw Bank Index July 2000, 730 Puts ......................             (2)          (4,500)
   S&P 100 Index July 2000, 755 Puts ............................            (14)          (6,475)
                                                                                      -----------
   TOTAL INDEX OPTIONS
      (Premiums received ($17,773)) .............................                         (14,500)
                                                                                      -----------
   OTHER ASSETS AND LIABILITIES, NET -- 0.9% ....................                          41,834
                                                                                      -----------
   TOTAL NET ASSETS -- 100.0% ...................................                     $ 4,555,216
                                                                                      -----------

 +   Security has been pledged as collateral for open written option contracts.
(A)  Tri-Party Repurchase Agreement
(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.
(C)  Security has been pledged as collateral for open future positions.
(D) The cost for federal income tax purposes was $4,656,792. At June 30, 2000, net unrealized appreciation for all securities based on tax cost was $128,910. This consisted of aggregate gross unrealized appreciation for all securities of $10,924 and aggregate gross unrealized depreciation for all securities of $139,834.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
                                                      JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.1%

                                                                       Face
                                                                      Amount            Value
                                                                      ------            -----
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     5.375%, 03/15/02 .......................................     $  750,000        $  732,187
  Federal National Mortgage Association Medium Term Note
     6.180%, 03/15/01 .......................................        750,000           746,677
     6.670%, 08/01/01 .......................................        100,000            99,848
                                                                                    ----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $1,601,307) ......................................                        1,578,712
                                                                                    ----------
U.S. TREASURY OBLIGATIONS -- 45.5%
  U.S. Treasury Bill (B) (C)
     5.820%, 09/14/00 .......................................         10,000             9,885
  U.S. Treasury Bond
    10.750%, 05/15/03 .......................................        200,000           222,500
  U.S. Treasury Notes
     6.500%, 05/31/02 .......................................        100,000           100,062
     6.250%, 06/30/02 .......................................        300,000           298,968
     6.375%, 08/15/02 .......................................        100,000            99,843
     6.250%, 08/31/02 .......................................         75,000            74,719
     5.875%, 09/30/02 .......................................        350,000           345,951
     5.750%, 11/30/02 .......................................        275,000           270,867
    10.750%, 02/15/03 .......................................        100,000           110,250
     5.500%, 02/28/03 .......................................        100,000            97,843
                                                                                    ----------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $1,647,030) ......................................                        1,630,888
                                                                                    ----------
FOREIGN BOND -- 7.7%
  Shell Canada
     8.875%, 01/14/01 (Cost $296,574) .......................        275,000           277,409
                                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
                                                      JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 8.4%

                                                                               Face
                                                                              Amount            Value
                                                                              ------            -----
REPURCHASE AGREEMENT -- 8.4%
   Morgan Treasury 6.25%, dated 06/30/00, matures 07/03/00,
      repurchase price $301,366, (collateralized by U.S. Government
      Agency Instruments: total market value $308,263)
      (Cost $301,314) (A) ...........................................      $   301,314      $   301,314
                                                                                            -----------
   TOTAL INVESTMENTS -- 105.7%
      (Cost $3,846,225) (D) .........................................                         3,788,323
                                                                                            -----------
   OTHER ASSETS AND LIABILITIES, NET -- (5.7%) ......................                          (203,123)
                                                                                            -----------
   TOTAL NET ASSETS -- 100.0% .......................................                       $ 3,585,200
                                                                                            -----------

(A)  Tri-Party Repurchase Agreement
(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.
(C)  Security has been pledged as collateral for open future positions.
(D) The cost for federal income tax purposes was $3,846,225. At June 30, 2000, net unrealized depreciation for all securities based on tax cost was $57,902. This consisted of aggregate gross unrealized appreciation for all securities of $372 and aggregate gross unrealized depreciation for all securities of $58,274.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 84.0%

                                                        Shares          Value
                                                        ------          -----
AUSTRALIA -- 2.2%
   National Australia Bank ADR ....................     1,011         $ 83,660
   News Corp ADR ..................................       910           49,595
   WMC ADR ........................................     1,541           27,738
                                                                      --------
                                                                       160,993
                                                                      --------
FINLAND -- 2.7%
   Nokia ADR ......................................     3,262          162,896
   UPM-Kymmene ADR ................................     1,262           32,339
                                                                      --------
                                                                       195,235
                                                                      --------
FRANCE -- 6.7%
   Alcatel ADR ....................................       712           47,348
   Aventis ADR ....................................     1,155           83,810
   France Telecom ADR .............................       692           98,610
   LVMH ADR .......................................       625           52,187
   STMicroelectronics - NY Shares .................       744           47,756
   Total Fina Elf ADR .............................     1,196           91,868
   Vivendi ADR ....................................     3,560           62,300
                                                                      --------
                                                                       483,879
                                                                      --------
GERMANY -- 9.1%
   Allianz, Registered ............................       327          118,320
   Carrefour* .....................................       940           67,578
   DaimlerChrysler ADR ............................     1,053           54,822
   DaimlerChrysler, Registered ....................       122            6,383
   Deutsche Bank, Registered ......................     1,008           82,928
   Deutsche Telekom, Registered ...................     1,772          100,563
   E.On ...........................................     1,470           71,946
   Muenchener Rueckvers, Registered ...............       248           78,518
   Siemens ........................................       505           75,736
                                                                      --------
                                                                       656,794
                                                                      --------
HONG KONG -- 1.1%
   China Mobile ADR* ..............................       161           28,628
   Hutchison Whampoa ADR ..........................       726           50,200
                                                                      --------
                                                                        78,828
                                                                      --------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares        Value
                                                          ------        -----

ITALY -- 2.5%
   San Paolo IMI ADR ..............................     2,081         $ 73,615
   Telecom Italia ADR .............................       377           51,861
   TIM ADR* .......................................     5,862           60,086
                                                                      --------
                                                                       185,562
                                                                      --------
JAPAN -- 26.6%
   Acom ...........................................       300           25,252
   Asahi Glass ....................................     5,000           55,912
   DAI Nippon Printing ............................     3,000           52,911
   Daiichi Pharmaceutical .........................     3,000           76,154
   Daikin Industries ..............................     1,000           23,261
   Daito Trust Construction .......................     2,000           33,028
   Denki Kagaku Kogyo .............................    12,000           53,223
   Fuji Bank ......................................     4,000           30,424
   Fujitsu ........................................     1,000           34,632
   Furukawa .......................................     3,000            7,729
   Furukawa Electric ..............................     3,000           62,706
   Heiwa ..........................................     1,700           38,181
   Honda Motor ....................................     1,000           34,066
   Inax ...........................................     4,000           24,648
   Itoham Foods ...................................    10,000           42,276
   JGC ............................................    12,000           48,467
   Kajima .........................................     3,000            9,569
   Kawasaki Steel .................................    11,000           15,778
   Konica .........................................     7,000           59,451
   Kubota .........................................     8,000           29,065
   Misawa Homes ...................................    13,000           42,814
   Mitsubishi .....................................     6,000           54,298
   Mitsubishi Electric ............................     5,000           54,166
   Mitsui Chemicals ...............................     3,000           20,978
   NEC ............................................     3,000           94,272
   Nichirei .......................................    17,000           72,511
   Nippon Express .................................     7,000           43,003
   Nippon Mitsubishi Oil ..........................     8,000           36,690
   NSK ............................................     3,000           26,328
   NTT ............................................         8          106,445
   Okamura ........................................    16,000           59,036
   Promise ........................................       300           23,724
   Ricoh ..........................................     2,000           42,370
   Sakura Bank ....................................     7,000           48,419


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares          Value
                                                       ------          -----

   Seiyu* .........................................     4,000       $   16,986
   Sekisui House ..................................     5,000           46,287
   Sony ...........................................       400           37,369
   Sumitomo Bank ..................................     3,000           36,803
   Sumitomo Realty & Development ..................    10,000           45,013
   Sumitomo Trust & Banking .......................     2,000           14,249
   Taisho Pharmaceutical ..........................     1,000           35,859
   Teikoku Oil ....................................     8,000           25,970
   Tokai Bank .....................................     3,000           14,806
   Tokyo Electric Power ...........................     2,600           63,424
   Toyota Motor ...................................     2,000           91,158
   Yamato Transport ...............................     1,000           24,866
                                                                    ----------
                                                                     1,934,577
                                                                    ----------
NETHERLANDS -- 3.7%
   Aegon ARS ......................................     2,008           71,535
   KPN ADR ........................................       624           28,041
   Philips Electronics - NY Shares ................     1,368           64,980
   Royal Dutch Petroleum - NY Shares ..............     1,717          105,703
                                                                    ----------
                                                                       270,259
                                                                    ----------
NEW ZEALAND -- 0.6%
   Telecom New Zealand ADR ........................     1,495           42,047
                                                                    ----------
SPAIN -- 2.0%
   Banco Bilbao Viscaya Argentaria ADR ............         1               15
   Banco Santander Central Hispano ADR ............     7,904           82,004
   Telefonica ADR .................................       975           62,461
                                                                    ----------
                                                                       144,480
                                                                    ----------
SWEDEN -- 2.3%
   Ericsson ADR ...................................     6,480          129,600
   Volvo ADR ......................................     1,721           37,647
                                                                    ----------
                                                                       167,247
                                                                    ----------
SWITZERLAND -- 5.7%
   Credit Suisse Group ADR ........................     1,532           76,409
   Nestle ADR .....................................     1,080          107,730
   Novartis ADR ...................................     3,080          123,200
   Roche Holdings ADR .............................     1,100          104,913
                                                                    ----------
                                                                       412,252
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares           Value
                                                       ------           -----
UNITED KINGDOM -- 18.8%
   Arm Holdings* ..................................     2,000       $   21,474
   AstraZeneca Group ..............................     1,836           85,897
   Atlantic Telecom Group* ........................     1,289            8,699
   BAE Systems CALS* ..............................        12               18
   Barclays .......................................     2,292           57,109
   Bioglan Pharma .................................     1,500           12,682
   BP Amoco .......................................    12,840          123,454
   British Sky Broadcasting Group* ................     3,651           71,536
   British Telecommunications .....................     1,565           20,269
   CGNU ...........................................     2,187           36,483
   Colt Telecom Group* ............................       317           10,576
   Cookson Group ..................................     9,161           30,634
   Glaxo Wellcome .................................       600           17,534
   HSBC Holdings ..................................     8,300           95,096
   HSBC Holdings ADR ..............................     1,351           78,274
   Invensys .......................................     9,834           36,986
   JJB Sports .....................................     3,674           31,480
   Logica .........................................     1,821           43,191
   London Bridge Software Holdings ................     1,000            7,355
   Millennium & Copthorne Hotels ..................        57              354
   Morrison Supermarkets ..........................    15,000           32,075
   National Grid Group ............................     9,984           78,885
   Ocean Group ....................................     3,709           61,310
   Premier Farnell ................................     1,410           10,381
   Prudential .....................................     4,202           61,685
   Sage Group .....................................     2,387           19,367
   Shire Pharmaceuticals Group* ...................     1,000           17,440
   Tate & Lyle ....................................     5,795           29,001
   Tesco ..........................................    25,037           78,027
   Thistle Hotels .................................    10,220           19,839
   Trafficmaster* .................................     2,000           17,895
   Vodafone AirTouch ..............................    36,745          148,785
                                                                    ----------
                                                                     1,363,791
                                                                    ----------
   TOTAL COMMON STOCKS
      (Cost $5,906,968) ...........................                  6,095,944
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.5%

                                                            Shares/Free
                                                              Amount         Value
                                                              ------         -----
GERMANY -- 0.5%
   SAP (Cost $48,760) ..............................             183       $   33,718
                                                                           ----------
 RIGHTS -- 0.0%
SWEDEN -- 0.0%
   Volvo ADR Redemption Rights* (Cost $0) ..........           1,513              851
                                                                           ----------
 U.S. TREASURY OBLIGATION -- 4.9%
   U.S. Treasury Bill (A)(B)
      5.820%, 09/14/00 (Cost $355,666) .............      $  360,000          355,861
                                                                           ----------
   TOTAL INVESTMENTS -- 89.4%
      (Cost $6,311,394) (C) ........................                        6,486,374
                                                                           ----------
   OTHER ASSETS AND LIABILITIES, NET -- 10.6% ......                          770,145
                                                                           ----------
   TOTAL NET ASSETS -- 100.0% ......................                       $7,256,519
                                                                           ==========

   *  Non-income producing security.
  (A) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.
  (B) Security has been pledged as collateral for open future positions.
  (C) The cost for federal income tax purposes was $6,311,394. At June 30, 2000, net unrealized appreciation for all securities based on tax cost was $174,980. This consisted of aggregate gross unrealized appreciation for all securities of $609,706 and aggregate gross unrealized depreciation for all securities of $434,726.
  ADR American Depositary Shares
  ARS American Registered Shares
 CALS Capital Amortizing Loan Stock

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2000 sector diversification of the Fund was as follows:

                                                         % of
                                                          Net         Market
Sector Diversification                                  Assets         Value
                                                        ------         -----

Telecommunications ................................      15.1%      $1,098,217
Financial Services ................................      11.3          822,788
Pharmaceuticals ...................................       7.7          557,489
Food &Beverages ...................................       6.6          481,385
Oil & Gas .........................................       5.3          383,684
Insurance .........................................       5.1          366,542
Manufacturing .....................................       4.3          311,546
Electronics .......................................       3.9          286,506
Automotive ........................................       3.1          224,927
Engineering and Construction ......................       2.0          147,136
Electric Utilities ................................       2.0          142,308
Commercial Services ...............................       1.8          133,106
Media .............................................       1.8          129,830
Transportation ....................................       1.8          129,179
Building Materials ................................       1.4          103,822
Business Equipment ................................       1.4          101,406
Real Estate .......................................       1.1           78,041
Computers .........................................       1.1           77,824
Chemicals .........................................       1.0           74,200
Metals and Mining .................................       1.0           69,844
Semiconductors ....................................       1.0           69,230
Software ..........................................       0.9           60,440
Distribution/Wholesale ............................       0.7           54,298
Holding Companies .................................       0.7           50,218
Retail ............................................       0.7           48,466
Leisure Time ......................................       0.5           38,181
Home Furnishings ..................................       0.5           37,369
Forest Products ...................................       0.4           32,339
Lodging ...........................................       0.3           20,192
                                                      -------       ----------
Total Investments .................................      84.5%      $6,130,513
U.S. Treasury Bill ................................       4.9          355,861
Other Assets and Liabilities ......................      10.6          770,145
                                                      -------       ----------
Net Assets ........................................     100.0%      $7,256,519
                                                      =======       ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES

                                                     Defensive Equity Fund      Enhanced Equity Fund
                                                     ---------------------      --------------------
Assets
Investments, at Cost ..............................       $  54,013,410              $ 139,045,071
                                                          -------------              -------------
Investments, at Value .............................       $  58,278,528              $ 146,224,752
Cash ..............................................                  --                         --
Receivable for Investment Securities Sold .........             397,684                    945,907
Dividends and Interest Receivable .................              67,442                    147,343
Receivable from Adviser ...........................                  --                         --
Receivable for Portfolio Shares Sold ..............                  --                    537,326
Receivable for Daily Variation on
   Futures Contracts ..............................              32,825                     73,225
Foreign Withholding Tax Reclaim
   Receivable .....................................                  --                         --
Other Assets ......................................                  --                     90,241
                                                          -------------              -------------
   Total Assets ...................................          58,776,479                148,018,794
                                                          -------------              -------------
Liabilities
Written Options Outstanding at Market
   Value (premium received $974,287,
   $0, $17,773, $0 and $0, respectively) ..........             596,125                         --
Distributions Payable .............................                  --                         --
Payable for Investment Securities Purchased .......                  --                         --
Payable for Custodian Fees ........................                  --                        397
Payable for Investment Advisory Fees ..............              20,538                     72,342
Payable for Administration Fees ...................              23,800                     11,597
Payable for Directors' Fees .......................               3,552                        854
Payable for Portfolio Shares Redeemed .............              44,863                    398,796
Payable for Daily Variation on
   Futures Contracts ..............................                  --                         --
Other Liabilities .................................              74,274                     21,399
                                                          -------------              -------------
   Total Liabilities ..............................             763,152                    505,385
                                                          -------------              -------------
Net Assets ........................................       $  58,013,327              $ 147,513,409
                                                          =============              =============
Net Assets Consist of:
Paid in Capital ...................................       $  54,550,956              $ 143,110,570
Undistributed Net Investment Income (Loss) ........              43,602                     (4,748)
Accumulated Net Realized Gain (Loss) ..............          (1,160,686)                (2,607,919)
Unrealized Appreciation (Depreciation) ............           4,579,455                  7,015,506
                                                          -------------              -------------
Net Assets ........................................       $  58,013,327              $ 147,513,409
                                                          =============              =============

Institutional Class Shares:
Shares Issued and Outstanding
(authorized 100 million shares--
   $0.001 par value) ..............................           5,082,917                 12,287,036
                                                          -------------              -------------
Net Asset Value, Offering and
Redemption Price Per Share ........................       $       11.41              $       12.01
                                                          =============              =============

The accompanying notes are an integral part of the financial statements.

                                                       ANALYTIC FUNDS
                                                       JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

 Master Fixed Income Fund     Short-Term Government Fund     International Fund
 ------------------------     --------------------------     ------------------

      $   4,656,792                 $   3,846,225              $   6,311,394
      -------------                 -------------              -------------
      $   4,527,882                 $   3,788,323              $   6,486,374
              2,632                            --                    731,471
                 --                            --                         --
             67,435                        56,539                     49,126
              8,868                         9,085                      7,725
                 --                         3,154                     58,440

                 --                         4,550                     29,231

                 --                            --                      2,831
             11,650                         3,576                         --
      -------------                 -------------              -------------
          4,618,467                     3,865,227                  7,365,198
      -------------                 -------------              -------------

             14,500                            --                         --
             22,129                        16,754                         --
                 --                       222,750                         --
                 --                            --                     21,122
                 --                            --                         --
              8,333                         9,971                      7,658
              1,442                           918                        659
                 --                            --                     31,189

                172                         4,773                     22,684
             16,675                        24,861                     25,367
      -------------                 -------------              -------------
             63,251                       280,027                    108,679
      -------------                 -------------              -------------
      $   4,555,216                 $   3,585,200              $   7,256,519
      =============                 =============              =============

      $   4,937,994                 $   4,464,484              $   6,834,252
             (1,709)                         (631)                    33,851
           (263,639)                     (822,233)                   263,185
           (117,430)                      (56,420)                   125,231
      -------------                 -------------              -------------
      $   4,555,216                 $   3,585,200              $   7,256,519
      =============                 =============              =============

            487,876                       364,132                    645,168
      -------------                 -------------              -------------

      $        9.34                 $        9.85              $       11.25
      =============                 =============              =============

UAM FUNDS

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                         Enhanced
                                                           Defensive Equity Fund        Equity Fund
                                                           ---------------------        -----------
Investment Income
Dividends ...........................................            $   390,870            $   940,585
Interest ............................................                 88,302                239,351
Less: Foreign Taxes Withheld ........................                   (113)                  (274)
                                                                 -----------            -----------
   Total Investment Income ..........................                479,059              1,179,662
                                                                 -----------            -----------
Expenses
Investment Advisory Fees ............................                190,043                438,096
Administration Fees .................................                 92,833                 97,828
Custodian Fees ......................................                  6,234                  4,734
Audit Fees ..........................................                 10,221                  7,730
Legal Fees ..........................................                  6,082                  4,388
Shareholder Servicing Fees ..........................                 15,707                 27,873
Printing Fees .......................................                  5,344                  3,564
Directors' Fees .....................................                  1,596                  1,447
Registration and Filing Fees ........................                 10,863                 29,729
Other Expenses ......................................                 24,977                 10,063
                                                                 -----------            -----------
   Total Expenses ...................................                363,900                625,452
                                                                 -----------            -----------
Waiver of Investment Advisory Fees ..................                (50,329)                    --
Reimbursement of Other Expenses by
   Adviser ..........................................                     --                     --
                                                                 -----------            -----------
   Net Expenses .....................................                313,571                625,452
                                                                 -----------            -----------
Net Investment Income ...............................                165,488                554,210
                                                                 -----------            -----------
Net Realized Gain (Loss) on:
   Investments ......................................              1,441,311             (2,034,190)
   Written Options ..................................                 11,961                     --
   Foreign Currency Transactions ....................                     --                     --
   Futures ..........................................               (232,419)               234,232
                                                                 -----------            -----------
Total Net Realized Gain (Loss) ......................              1,220,853             (1,799,958)
                                                                 -----------            -----------
Net Change in Unrealized Appreciation
   (Depreciation):
   Investments ......................................             (4,418,524)            (1,121,675)
   Written Options ..................................                887,364                     --
   Foreign Currency Transactions ....................                     --                     --
   Futures ..........................................               (296,787)              (732,950)
                                                                 -----------            -----------
Net Change in Unrealized Appreciation
   (Depreciation) ...................................             (3,827,947)            (1,854,625)
                                                                 -----------            -----------
Net Realized and Unrealized Gain (Loss) .............             (2,607,094)            (3,654,583)
                                                                 -----------            -----------
Increase (Decrease) in Net Assets FM MENU Resulting
   from Operations ..................................            $(2,441,606)           $(3,100,373)
                                                                 ===========            ===========

The accompanying notes are an integral part of the financial statements.

                                                       ANALYTIC FUNDS
                                                       FOR THE SIX MONTHS ENDED
                                                       June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                Short-Term
Master Fixed Income Fund     Government Fund     International Fund
------------------------     ---------------     ------------------

     $      --                 $      --             $  51,543
       147,510                   120,117                42,573
            --                        --                (5,418)
     ---------                 ---------             ---------
       147,510                   120,117                88,698
     ---------                 ---------             ---------

         9,906                     5,686                29,991
        39,851                    39,742                40,938
         4,202                       371                18,872
         7,730                     7,730                12,899
         2,095                     1,995                   279
         1,496                     1,198                 1,770
         3,092                     3,059                 4,557
         1,247                     1,247                 1,239
         7,480                     7,480                 8,088
         3,330                     2,931                 7,239
     ---------                 ---------             ---------
        80,429                    71,439               125,872
     ---------                 ---------             ---------
        (9,906)                   (5,686)              (29,991)

       (52,913)                  (54,381)              (56,785)
     ---------                 ---------             ---------
        17,610                    11,372                39,096
     ---------                 ---------             ---------
       129,900                   108,745                49,602
     ---------                 ---------             ---------

       (90,341)                  (17,834)               66,698
        63,431                        --                    --
            --                        --               (14,683)
        14,204                    26,783               165,288
     ---------                 ---------             ---------
       (12,706)                    8,949               217,303
     ---------                 ---------             ---------

       104,877                    11,183                32,795
       (12,089)                       --                    --
            --                        --                    (6)
        20,767                     1,483               (59,238)
     ---------                 ---------             ---------

       113,555                    12,666               (26,449)
     ---------                 ---------             ---------
       100,849                    21,615               190,854
     ---------                 ---------             ---------

     $ 230,749                 $ 130,360             $ 240,456
     =========                 =========             =========

UAM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                           Defensive Equity Fund                        Enhanced Equity Fund
                                                    -----------------------------------        -------------------------------------
                                                     Six Months                Year              Six Months                Year
                                                        Ended                  Ended                Ended                  Ended
                                                    June 30, 2000          December 31,         June 30, 2000           December 31,
                                                     (Unaudited)               1999              (Unaudited)               1999
                                                    -------------         -------------        --------------          -------------
Increase (Decrease) in Net Assets
   Operations:
   Net Investment Income ...................        $     165,488         $     486,852         $     554,210         $     644,250
   Net Realized Gain (Loss) ................            1,220,853            11,032,867            (1,799,958)            6,711,407
   Net Change in Unrealized
     Appreciation (Depreciation) ...........           (3,827,947)              678,088            (1,854,625)            5,151,941
                                                    -------------         -------------         -------------         -------------
   Net Increase (Decrease) in Net
      Assets Resulting from
     Operations ............................           (2,441,606)           12,197,807            (3,100,373)           12,507,598
                                                    -------------         -------------         -------------         -------------
Distributions:
   Net Investment Income ...................             (167,032)             (426,622)             (554,210)             (644,250)

   In Excess of Net
     Investment Income .....................                   --                    --                (4,748)                 (400)

   Net Realized Gain .......................                   --           (11,032,867)                   --            (6,711,407)

   In Excess of Net Realized Gain ..........                   --              (907,335)                   --              (409,193)
                                                    -------------         -------------         -------------         -------------
   Total Distributions .....................             (167,032)          (12,366,824)             (558,958)           (7,765,250)
                                                    -------------         -------------         -------------         -------------
Capital Share Transactions (1):
   Issued ..................................           10,227,514            38,394,761            59,306,953           123,588,384
   In Lieu of Cash Distributions ...........              159,398            12,012,217               550,626             7,609,964
   Redeemed ................................          (20,606,697)          (35,417,260)          (53,869,894)          (24,644,159)
                                                    -------------         -------------         -------------         -------------
   Net Increase (Decrease) from
     Capital Share Transactions ............          (10,219,785)           14,989,718             5,987,685           106,554,189
                                                    -------------         -------------         -------------         -------------
   Total Increase (Decrease) in
     Net Assets ............................          (12,828,423)           14,820,701             2,328,354           111,296,537
                                                    -------------         -------------         -------------         -------------
Net Assets:
   Beginning of Period .....................           70,841,750            56,021,049           145,185,055            33,888,518
                                                    -------------         -------------         -------------         -------------
   End of Period ...........................        $  58,013,327         $  70,841,750         $ 147,513,409         $ 145,185,055
                                                    =============         =============         =============         =============

(1) Shares Issued and Redeemed:
   Issued ..................................              902,145             2,928,264             5,016,798            10,118,879
   In Lieu of Cash Distributions ...........               13,957             1,044,605                45,615               635,075

   Redeemed ................................           (1,826,071)           (2,740,814)           (4,569,714)           (2,067,583)
                                                    -------------         -------------         -------------         -------------
   Net Increase (Decrease) in
     Shares Outstanding ....................             (909,969)            1,232,055               492,699             8,686,371
                                                    =============         =============         =============         =============


* Commencement of operations

The accompanying notes are an integral part of the financial statements.

                                                       ANALYTIC FUNDS
                                                       June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                        Short-Term
          Master Fixed Income Fund                    Government Fund                        International Fund
     ----------------------------------      ---------------------------------       ---------------------------------
       Six Months              Year           Six Months             Year             Six Months         September 30,
         Ended                Ended              Ended               Ended               Ended              1999* to
     June 30, 2000         December 31,      June 30, 2000        December 31,       June 30, 2000        December 31,
      (Unaudited)             1999            (Unaudited)             1999            (Unaudited)            1999
     -------------       --------------      --------------      -------------       -------------        ------------
     $     129,900       $     271,041       $     108,745       $     250,798       $      49,602       $       2,410
           (12,706)            (33,991)              8,949             (38,109)            217,303              30,054

           113,555            (347,300)             12,666            (104,091)            (26,449)            151,680
     -------------       -------------       -------------       -------------       -------------       -------------
           230,749            (110,250)            130,360             108,598             240,456             184,144
     -------------       -------------       -------------       -------------       -------------       -------------

          (129,864)           (271,041)           (108,745)           (247,686)                 --                (323)

                --              (1,104)                 --                  --                  --                  --
                --                  --                  --                  --                  --              (2,010)
                --                  --                  --                  --                  --                  --
     -------------       -------------       -------------       -------------       -------------       -------------
          (129,864)           (272,145)           (108,745)           (247,686)                 --              (2,333)
     -------------       -------------       -------------       -------------       -------------       -------------

           711,584           1,954,031             415,651           1,158,772           6,403,197           1,474,017
           128,310             255,148             109,596             246,484                  --               2,333
          (908,528)         (2,258,036)           (690,982)         (2,796,079)         (1,045,295)                 --
     -------------       -------------       -------------       -------------       -------------       -------------
           (68,634)            (48,857)           (165,735)         (1,390,823)          5,357,902           1,476,350
     -------------       -------------       -------------       -------------       -------------       -------------
            32,251            (431,252)           (144,120)         (1,529,911)          5,598,358           1,658,161
     -------------       -------------       -------------       -------------       -------------       -------------
         4,522,965           4,954,217           3,729,320           5,259,231           1,658,161                  --
     -------------       -------------       -------------       -------------       -------------       -------------
     $   4,555,216       $   4,522,965       $   3,585,200       $   3,729,320       $   7,256,519       $   1,658,161
     =============       =============       =============       =============       =============       =============

            77,170             204,226              42,393             116,714             592,904             147,144
            13,930              27,073              11,175              24,703                  --
                                                                                                                   218
           (98,813)           (240,544)            (70,494)           (281,086)            (95,098)                 --
     -------------       -------------       -------------       -------------       -------------       -------------
            (7,713)             (9,245)            (16,926)           (139,669)            497,806             147,362
     =============       =============       =============       =============       =============       =============

UAM FUNDS                                                  DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                  Six Months
                                     Ended                        Years Ended December 31,
                                 June 30, 2000      --------------------------------------------------------
                                  (Unaudited)       1999         1998         1997         1996         1995
                                  -----------       ----         ----         ----         ----         ----
Net Asset Value,
    Beginning of Period .....      $  11.82       $  11.77     $  12.41     $  13.71     $  12.64     $  10.60
Income from Investment
    Operations
   Net Investment Income ....          0.03           0.10         0.05         0.12         0.19         0.23
   Net Realized and
     Unrealized Gain (Loss) .         (0.41)          2.33         3.05         2.49         1.78         2.04
                                   --------       --------     --------     --------     --------     --------
   Total from Investment
     Operations .............         (0.38)          2.43         3.10         2.61         1.97         2.27
                                   --------       --------     --------     --------     --------     --------
Distributions:
   Net Investment Income ....         (0.03)         (0.08)       (0.05)       (0.12)       (0.19)       (0.23)
   Net Realized Gain ........         --             (2.13)       (3.69)       (3.79)       (0.71)       --
   In Excess of Realized Gain         --             (0.17)       --           --           --           --
                                   --------       --------     --------     --------     --------     --------
   Total Distributions ......         (0.03)         (2.38)       (3.74)       (3.91)       (0.90)       (0.23)
                                   --------       --------     --------     --------     --------     --------
Net Asset Value,
   End of Period ............      $  11.41       $  11.82     $  11.77     $  12.41     $  13.71     $  12.64
                                   ========       ========     ========     ========     ========     ========

Total Return+ ...............         (3.20)%**      21.35%       28.89%       19.11%       15.66%       21.52%
                                   ========       ========     ========     ========     ========     ========
Ratios and Supplemental Data
Net Assets, End of Period
    (Thousands) .............      $ 58,013       $ 70,842     $ 56,021     $ 46,286     $ 52,484     $ 42,648
Ratio of Expenses to
   Average Net Assets .......          0.99%*         1.04%        1.38%        1.30%        1.23%        1.22%
Ratio of Net Investment
   Income to Average
   Net Assets ...............          0.52%*         0.74%        0.40%        0.75%        1.43%        1.87%
Portfolio Turnover Rate .....           136%           360%         299%          75%          43%          32%

The information set forth in this table for the periods prior to August 31, 1998 is the financial data of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. Analytic Defensive Equity Fund acquired the assets and assumed the liabilities of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. on August 31, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.95328 used on the date of reorganization.

 * Annualized
** Not Annualized
 + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ENHANCED EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                 Six Months
                                    Ended                           Years Ended December 31,
                                June 30, 2000   -------------------------------------------------------
                                 (Unaudited)       1999         1998         1997         1996         1995
                                 ----------        ----         ----         ----         ----         ----
Net Asset Value,
    Beginning of Period ......    $   12.31     $   10.90    $    8.43    $    7.43    $    7.95    $    6.04
Income from Investment
   Operations
   Net Investment Income .....         0.04          0.10         0.06         0.09         0.13         0.14
   Net Realized and
     Unrealized Gain (Loss) ..        (0.30)         2.06         3.07         2.12         1.69         1.98
                                  ---------     ---------    ---------    ---------    ---------    ---------
   Total from Investment
     Operations ..............        (0.26)         2.16         3.13         2.21         1.82         2.12
                                  ---------     ---------    ---------    ---------    ---------    ---------
Distributions:
   Net Investment Income .....        (0.04)        (0.10)       (0.06)       (0.09)       (0.13)       (0.14)
   In Excess of Net Investment
     Income ..................           --            --        (0.01)       (0.01)          --           --
   Net Realized Gain .........           --         (0.61)       (0.59)       (1.10)       (2.20)       (0.07)
   In Excess of Net Realized
     Gain ....................           --         (0.04)          --        (0.01)       (0.01)          --
                                  ---------     ---------    ---------    ---------    ---------    ---------
   Total Distributions .......        (0.04)        (0.75)       (0.66)       (1.21)       (2.34)       (0.21)
                                  ---------     ---------    ---------    ---------    ---------    ---------
Net Asset Value,
    End of Period ............    $   12.01     $   12.31    $   10.90    $    8.43    $    7.43    $    7.95
                                  =========     =========    =========    =========    =========    =========

Total Return .................        (2.07)%**     20.06%+      37.82%+      29.86%+      22.95%+      35.36%+
                                  =========     =========    =========    =========    =========    =========
Ratios and Supplemental Data
Net Assets, End of Period
    (Thousands) ..............    $ 147,513     $ 145,185    $  33,889    $   7,331    $   3,519    $   2,318
Ratio of Expenses to
   Average Net Assets ........         0.86%*        0.99%        1.26%        1.00%        0.91%        0.05%
Ratio of Net Investment
   Income to Average
   Net Assets ................         0.76%*        1.08%        0.78%        1.17%        1.53%        2.02%
Portfolio Turnover Rate ......          138%          261%         297%         189%         179%          10%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Enhanced Equity Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Enhanced Equity Fund acquired the assets and assumed the liabilities of the Enhanced Equity Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.61425 used on the date of reorganization.

 * Annualized
** Not Annualized
   Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               MASTER FIXED INCOME FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                    Six Months
                                       Ended                    Years Ended December 31,
                                   June 30, 2000   -------------------------------------------------------
                                    (Unaudited)     1999       1998        1997      1996       1995
                                    -----------     ----       ----        ----      ----       ----
Net Asset Value,
    Beginning of Period .........    $   9.13     $   9.81   $  10.00   $  11.62   $  11.78   $   10.75
Income from Investment
    Operations
   Net Investment Income ........        0.28         0.48       0.51       0.67       0.66        0.69
   Net Realized and
     Unrealized Gain (Loss) .....        0.21        (0.67)     (0.14)      0.46      (0.01)       1.03
                                     --------     --------   --------   --------   --------   ---------
   Total from Investment
     Operations .................        0.49        (0.19)      0.37       1.13       0.65        1.72
                                     --------     --------   --------   --------   --------   ---------
Distributions:
   Net Investment Income ........       (0.28)       (0.48)     (0.51)     (0.67)     (0.66)      (0.69)
   In Excess of Net Investment
     Income .....................       --           (0.01)     --         --         --          --
   Net Realized Gain ............       --           --         (0.05)     (1.98)     (0.14)      --
   In Excess of Net Realized
     Gain .......................       --           --         --         (0.10)     (0.01)      --
                                     --------     --------   --------   --------   --------   ---------
   Total Distributions ..........       (0.28)       (0.49)     (0.56)     (2.75)     (0.81)      (0.69)
                                     --------     --------   --------   --------   --------   ---------
Net Asset Value,
     End of Period ..............    $   9.34     $   9.13   $   9.81   $  10.00   $  11.62   $   11.78
                                     ========     ========   ========   ========   ========   =========
Total Return+ ...................        5.34%**     (2.00)%     3.80%     10.04%      5.69%      16.43%
                                     ========     ========   ========   ========   ========   =========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) ..................    $  4,555     $  4,523   $  4,954   $  5,712   $ 28,926   $ 24,868
Ratio of Expenses to
   Average Net Assets ...........        0.80%*       0.87%      1.07%      0.90%      0.72%       0.69%
Ratio of Net Investment
   Income to Average
   Net Assets ...................        5.90%*       5.13%      5.06%      5.60%      5.66%       5.99%
Portfolio Turnover Rate .........          52%          81%        98%        40%        22%         32%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Master Fixed Income Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Master Fixed Income Fund acquired the assets and assumed the liabilities of the Master Fixed Income Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.1312 used on the date of reorganization.

 * Annualized
** Not Annualized
 + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SHORT-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                             Six Months
                                                Ended                    Years Ended December 31,
                                            June 30, 2000   -------------------------------------------------------
                                             (Unaudited)     1999       1998        1997      1996       1995
                                             -----------     ----       ----        ----      ----       ----
Net Asset Value,
    Beginning of Period ..................    $   9.79     $  10.10   $   9.97   $   9.99   $  10.14   $   9.70
Income from Investment
    Operations
   Net Investment Income .................        0.28         0.56       0.56       0.56       0.63       0.57
   Net Realized and
     Unrealized Gain (Loss) ..............        0.06        (0.31)      0.14      (0.02)     (0.10)      0.44
                                              --------     --------   --------   --------   --------   --------
   Total from Investment
     Operations ..........................        0.34         0.25       0.70       0.54       0.53       1.01
                                              --------     --------   --------   --------   --------   --------
Distributions:
   Net Investment Income .................       (0.28)       (0.56)     (0.56)     (0.56)     (0.67)     (0.57)
   In Excess of Net Investment
     Income ..............................       --           --         (0.01)     --         --         --
   Return of Capital .....................       --           --         --         --         (0.01)     --
                                              --------     --------   --------   --------   --------   --------
   Total Distributions ...................       (0.28)       (0.56)     (0.57)     (0.56)     (0.68)     (0.57)
                                              --------     --------   --------   --------   --------   --------
Net Asset Value,
    End of Period ........................    $   9.85     $   9.79   $  10.10   $   9.97   $   9.99   $  10.14
                                              ========     ========   ========   ========   ========   ========
Total Return+ ............................        3.52%**      2.54%      7.10%      5.54%      5.28%     10.65%
                                              ========     ========   ========   ========   ========   ========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) ...........................    $  3,585     $  3,729   $  5,259   $  2,978   $  1,008   $ 28.880
Ratio of Expenses to
   Average Net Assets ....................        0.60%*       0.69%      0.84%      0.60%      0.56%      0.50%
Ratio of Net Investment
   Income to Average
   Net Assets ............................        5.74%*       5.68%      5.43%      5.57%      5.99%      5.76%
Portfolio Turnover Rate ..................          21%          62%        25%        34%        31%        10%


The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Short-Term Government Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Short-Term Government Fund acquired the assets and assumed the liabilities of the Short-Term Government Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.0162 used on the date of reorganization.

 * Annualized
** Not Annualized
 + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     INTERNATIONAL FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                            Six Months
                                               Ended       September 30, 1999***
                                           June 30, 2000       to December 31,
                                            (Unaudited)             1999
                                            -----------             ----
Net Asset Value, Beginning of Period .....   $  11.25             $  10.00
Income from Investment Operations
   Net Investment Income .................       0.04@                0.01
   Net Realized and Unrealized Gain
     (Loss) ..............................      (0.04)@               1.25
                                             --------             --------
   Total from Investment Operations ......         --                 1.26
                                             --------             --------
Distributions:
   Net Investment Income .................         --                   --
   Net Realized Gain .....................         --                (0.01)
                                             --------             --------
   Total Distributions ...................         --                (0.01)
                                             --------             --------
Net Asset Value, End of Period ...........   $  11.25             $  11.25
                                             ========             ========
Total Return+ ............................       0.00%**             12.67%**
                                             ========             ========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ....   $  7,257             $  1,658
Ratio of Expenses to Average Net Assets ..       1.30%*               1.30%*
Ratio of Net Investment Income
   to Average Net Assets .................       1.65%*               0.66%*
Portfolio Turnover Rate ..................         27%                   5%

  *  Annualized

 **  Not annualized

***  Commencement of operations.
  + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods indicated.
 @ The amounts shown for a share outstanding throughout the period does not accord with aggregate net gains on investments for the period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1.   Organization

     UAM Funds Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic Master Fixed Income Fund, Analytic Short-Term Government Fund and Analytic International Fund (the "Funds") are funds of UAM Funds, Inc. II, formerly PBHG Advisor Funds, Inc. which are diversified, open-end management investment companies. At June 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Funds. The Funds have distinct investment objectives and policies that are described in the prospectus.


A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Funds in the preparation of their financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available, are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

          2. Federal Income Taxes: It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          The Analytic International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Analytic International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

          3. Repurchase Agreements: The collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Analytic Investors, Inc. (the "Adviser"), ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a fund may be delayed or limited.

          4. Foreign Currency Translation: The books and records of the Analytic International Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Analytic International Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Analytic International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

         5. Distributions to Shareholders: Distributions from net investment income for the Defensive Equity and Enhanced Equity Funds are declared and paid quarterly, if available. Distributions from net investment income for the Master Fixed Income Fund and the Short-Term Government Fund are declared daily and paid monthly. Distributions from net investment income for the

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

     International Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets.

          7. Derivative Financial Instruments: Each fund may utilize various call option, put option and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in securities prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the fund to reduce the volatility of the currency exposure associated with foreign securities, or as an efficient means of adjusting exposure to stock and bond markets. The portfolios will only write covered call and put options on common stock or stock indices.

          8. Forward Foreign Currency Exchange Contracts: The Analytic International Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

     exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Analytic International Fund as unrealized gain or loss. The Analytic International Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. The Analytic International Fund had no outstanding forward foreign currency exchange contracts at June 30, 2000.

          9. Written Option Accounting Principles: When a covered put or call option is written in a fund, an amount equal to the premium received by the fund is included in the fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

          When a covered written call expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

          When a covered written put expires, or if the fund enters into a closing purchase transaction, the fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

          The Funds trade written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

     The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

          10. Futures Contracts: Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed When the contract is closed, a fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

B. Investment Advisory Services: The Funds and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the average net assets of the Enhanced Equity and Defensive Equity Funds; 0.45% of the average net assets of the Master Fixed Income Fund; 0.30% of the average net assets of the Short-Term Government Fund; and 1.00% of the average net assets of the International Fund.

     The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Analytic fund as follows: 0.99% of the Defensive Equity and the Enhanced Equity Funds; 0.80% of the Master Fixed Income Fund; 0.60% of the Short-Term Government Fund and 1.30% of the International Fund. The fee waiver/expense reimbursement arrangement for each fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Adviser.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Fund Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Funds.

     Pursuant to the Agreement, the Funds pay the Administrator 0.093% per annum of the average daily net assets of the Defensive Equity, the Enhanced Equity and the International Funds; and 0.073% per annum of the average daily net assets of the Master Fixed Income and the Short-Term Government Funds. Each fund also pays an annual base fee of $72,500 per fund and a fee based on the number of active shareholder accounts.

     For the six months ended June 30, 2000, the Administrator earned the following amounts from the Funds and paid the following to SEI, DST and UAMSSC for their services:

                                                  Portion    Portion    Portion
                                Administration    Paid to    Paid to    Paid to
Analytic Funds                       Fees           SEI        DST       UAMSSC
--------------                       ----           ---        ---       ------
Defensive Equity ...........        $92,833       $26,954    $13,015    $23,187
Enhanced Equity ............         97,828        39,357      7,630      9,722
Master Fixed Income ........         39,851        18,113      5,833      5,236
Short-Term Government ......         39,742        18,021      6,397      4,787
International ..............         40,938        18,308      5,819      5,222

D. Custodian: The First Union National Bank is custodian for the Funds' assets held in accordance with the custodian agreement.

E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Funds. The Distributor does not receive any fee or other compensation with respect to the Funds.

F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

G. Purchases and Sales: The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the funds for the year ended June 30, 2000 were as follows:

                                  Purchases                Sales
                                  ---------                -----
Defensive Equity                $ 84,607,578           $ 95,603,411
Enhanced Equity                  202,542,128            189,296,755
Master Fixed Income                1,800,017              1,495,690
Short-Term Government                700,719                247,859
International                      5,731,201              1,168,677

There were no purchases or sales of long-term U.S. Government securities. Transactions in option contracts written in the Defensive Equity Fund were as follows:

                                                      Number of
                                                      Contracts      Premiums
                                                      ---------      --------
Outstanding at December 31, 1999                            450    $ 1,136,424
Options written                                           3,550      8,000,645
Options terminated in closing purchase transactions      (3,100)    (7,442,451)
Options expired                                            (465)      (720,331)
                                                    -----------    -----------
Outstanding at June 30, 2000                                435    $   974,287
                                                    ===========    ===========

Transactions in option contracts written in the Master Fixed Income Fund were as follows:

                                                    Number of
                                                    Contracts      Premiums
                                                    ---------      --------
Outstanding at December 31, 1999                           35      $  27,707
Options written                                           158        127,743
Options terminated in closing purchase transactions       (59)       (29,397)
Options expired                                          (115)      (108,280)
                                                    ---------      ---------
Outstanding at June 30, 2000                               19      $  17,773
                                                    =========      =========

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UAM FUNDS                                                         ANALYTIC FUNDS

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The following Funds had futures contracts open as of June 30, 2000.

                      Number
Contract                of            Trade       Settlement      Unrealized
Description          Contracts        Price          Month        Gain (Loss)
-----------          ---------        -----          -----        ----------
Defensive Equity
S&P 500                13           $1,468.10    September 2000   $  (63,825)
                                                                  ==========
Enhanced Equity
S&P 500                29           $1,468.10    September 2000   $ (164,175)
                                                                  ==========
Master Fixed Income
U.S. Long Bond          5           $  97.34     September 2000   $    3,544
U.S. 10 Year Agency     3              92.48     September 2000        3,611
U.S. 2 Year Note        1              99.19     September 2000        1,052
                                                                  ----------
                                                                  $    8,207
                                                                  ==========
Short-Term Government
Australian Dollar       3           $  59.80     September 2000   $    5,040
British Pound          (1)            151.86     September 2000         (448)
Canadian Dollar        (1)             67.67     September 2000         (240)
Euro                    3               0.96     September 2000        2,783
Japanese Yen           (1)             95.77     September 2000       (1,910)
Swiss Franc            (3)             61.62     September 2000       (3,743)
                                                                  ----------
                                                                  $    1,482
                                                                  ==========

                                       46
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UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

                      Number
Contract                of           Trade        Settlement       Unrealized
Description          Contracts      Price/(1)/       Month         Gain (Loss)
-----------          ---------      --------         -----         ----------

International
ASX Share Price Index  (8)        3,345.00 AUD    September-00       $(17,208)
Australian Dollar      12            59.80        September-00         (2,400)
CAC 40 Index            8         6,468.00 EUR    July-00              (7,627)
Canadian Dollar         2            67.67        September-00           (960)
DAX Undex               2         6,950.00 EUR    September-00        (19,740)
DJ Euro Stoxx 50        5         5,197.00 EUR    September-00         (7,591)
Euro                   10             0.96        September-00         (9,250)
FTSE 100 Index         (3)        6,357.00 GBP    September-00          8,455
Great British Pound    (4)          151.86        September-00           (650)
Hang Seng Index        (1)       16,240.00 HKD    July-00              (1,694)
IBEX Index              3        10,497.50 EUR    July-00             (12,799)
Japanese Yen           (3)           95.77        July-00                (713)
MIB 30 Index           (1)       47,064.00 EUR    September-00           (243)
Nikkei 300 Index       17           313.80 JPY    September-00          1,758
OMX Index              14         1,308.75 SEK    July-00              (7,098)
S&P 500 Index          (1)        1,468.10        September-00          7,388
S&P/TSE 60 Index        5           629.00 CAD    September-00         20,623
                                                                     --------
                                                                     $(49,749)
                                                                     ========
(1) In U.S. Dollars unless otherwise indicated.
AUD-- Australian Dollar
CAD-- Canadian Dollar
EUR-- Euro
GBP-- Great British Pound
HKD-- Hong Kong Dollar
JPY-- Japanese Yen
SEK-- Swedish Krona

                                       47
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UAM FUNDS                                                         ANALYTIC FUNDS

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H. Other: At June 30, 2000, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

Analytic Funds             No of Shareholders    % Ownership
--------------             ------------------    -----------

Defensive Equity                    1                22.5%
Enhanced Equity                     3                73.0
Master Fixed Income                 2                34.4
Short-Term Government               1                63.0
International                       3                92.8

At June 30, 2000, the following Funds had available the following capital loss carryovers for Federal income tax purposes, which will expire on the dates indicated:

                          2002     2003     2004     2005     2006      2007
                          -----    -----    -----    -----    -----     -----

Master Fixed Income          --       --       --       --  $208,911   $14,131
Short-Term Government   $46,629 $257,536 $444,657   $3,860       --     70,796

On June 19, 2000, Old Mutual, plc and United Asset Management Corporation announced an agreement for Old Mutual to acquire United Asset Management. Old Mutual is a UK-based financial services group with substantial asset management, insurance and banking businesses. The closing of the transaction is expected to take place during the fourth quarter of 2000 and is subject to a number of conditions. As required by the Investment Company Act of 1940, the portfolio's shareholders will be asked to approve a new investment advisory agreement with the adviser, to take effect upon the consummation of the transaction. The new agreement will be identical to the current agreement in all respects except for its effective and termination dates. The new agreement will have no effect on the contractual advisory fee rate payable by the portfolio. No changes are currently planned which would affect the services being provided to the portfolio.

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UAM FUNDS                                                         ANALYTIC FUNDS
                                                                  JUNE 30, 2000
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                               William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Gary L. French
Director                                       Treasurer

Nancy J. Dunn                                  Robert R. Flaherty
Director                                       Assistant Treasurer

Philip D. English                              Robert J. Della Croce
Director                                       Assistant Treasurer

William A. Humenuk                             Martin J. Wolin, Esq.
Director                                       Secretary

James P. Pappas                                Theresa DelVecchio
Director                                       Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Analytic Investors, Inc.
700 South Flower Street
Suite 2400
Los Angeles, CA 90017

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.